Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103
Telephone: (215) 988-2700
Fax: (215) 988-2757
www.drinkerbiddle.com
June 24, 2011
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
     Re:    Trust For Credit Unions (the “Trust”)/Preliminary Proxy Materials
Ladies and Gentlemen:
     Enclosed for filing pursuant to Rule 14a-6(b) of the Securities Exchange Act of 1934, as amended, please find the Trust’s Preliminary Proxy Statement, Notice of Special Meeting of Unitholders and Form of Proxy (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Meeting of Unitholders of the Trust being held for the following purposes: 1) to approve a Second Amended and Restated Agreement and Declaration of Trust for the Trust; and 2) to transact such other business as may properly come before the meeting or any adjournment thereof.
     Please do not hesitate to contact me at (215) 988-3328 if you have any comments or questions.
Sincerely,
/s/ Andrew Seaberg
Andrew Seaberg